Prepaid Expenses and Other Current Assets (Details) - USD ($)			12 Months Ended
	Oct. 10, 2025	Oct. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Line Items]
Cash received from income tax refund			$ 40,004	$ 246,771
Jeddah Fung Trading Limited [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Total amount		$ 1,200,000
Jinye Trade Limited [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Total amount	$ 800,000